Right-of-Use Asset/Lease Liability (Details) - Schedule of Maturity Profile of the Lease Liability - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Maturity Profile of the Lease Liability [Line Items]
Total	$ 143,000	$ 275,000	$ 110,000
Weighted average incremental borrowing rate [Member]
Schedule of Maturity Profile of the Lease Liability [Line Items]
Weighted average incremental borrowing rate			3.88%
Weighted average incremental borrowing rate [Member] | Bottom of range [member]
Schedule of Maturity Profile of the Lease Liability [Line Items]
Weighted average incremental borrowing rate	3.88%	3.88%
Weighted average incremental borrowing rate [Member] | Top of range [member]
Schedule of Maturity Profile of the Lease Liability [Line Items]
Weighted average incremental borrowing rate	5.02%	5.02%
Within one year [Member]
Schedule of Maturity Profile of the Lease Liability [Line Items]
Total	$ 132,000	$ 132,000	$ 110,000
One to five years [Member]
Schedule of Maturity Profile of the Lease Liability [Line Items]
Total	$ 11,000	$ 143,000